DERIVATIVE INSTRUMENTS HEDGING AND NON-HEDGING ACTIVITIES (Details 1) (USD $)	8 Months Ended		9 Months Ended
	Dec. 31, 2012		Sep. 30, 2013
Derivative Financial Instruments, Notional Amount	$ 35,000,000		$ 338,000,000
Derivative Financial Instruments, Fair value	(283,754)	[1]	(4,509,929)	[1]
Interest Rate Swap [Member]
Derivative Financial Instruments, Notional Amount	35,000,000		338,000,000
Derivative Financial Instruments, Fair value	(283,754)	[1]	(4,630,242)	[1]
Derivative Financial Instruments, Fixed Pay Rate	0.66%		2.17%
Derivative Financial Instruments, Maturity Years	3 years 1 month 6 days		6 years 6 months
Derivative Financial Instruments, Forward Starting	0.00%		45.00%
Interest Rate Swap [Member] | Less than 3 years [Member]
Derivative Financial Instruments, Notional Amount	15,000,000		35,000,000
Derivative Financial Instruments, Fair value	(53,437)		(149,933)
Derivative Financial Instruments, Fixed Pay Rate	0.51%		0.66%
Derivative Financial Instruments, Maturity Years	2 years 7 months 6 days		2 years 4 months 24 days
Derivative Financial Instruments, Forward Starting	0.00%		0.00%
Interest Rate Swap [Member] | Greater than 3 years and less than 5 years [Member]
Derivative Financial Instruments, Notional Amount	20,000,000
Derivative Financial Instruments, Fair value	(230,317)
Derivative Financial Instruments, Fixed Pay Rate	0.78%
Derivative Financial Instruments, Maturity Years	3 years 6 months
Derivative Financial Instruments, Forward Starting	0.00%
Interest Rate Swap [Member] | Greater than 5 years and less than 7 years [Member]
Derivative Financial Instruments, Notional Amount			151,000,000
Derivative Financial Instruments, Fair value			(1,914,141)
Derivative Financial Instruments, Fixed Pay Rate			1.66%
Derivative Financial Instruments, Maturity Years			4 years 10 months 24 days
Derivative Financial Instruments, Forward Starting			0.00%
Interest Rate Swap [Member] | Greater than 7 years and less than 10 years [Member]
Derivative Financial Instruments, Notional Amount			95,000,000
Derivative Financial Instruments, Fair value			(1,599,897)
Derivative Financial Instruments, Fixed Pay Rate			2.85%
Derivative Financial Instruments, Maturity Years			7 years 10 months 24 days
Derivative Financial Instruments, Forward Starting			100.00%
Interest Rate Swap [Member] | Greater than 10 years [Member]
Derivative Financial Instruments, Notional Amount			57,000,000
Derivative Financial Instruments, Fair value			$ (966,271)
Derivative Financial Instruments, Fixed Pay Rate			3.29%
Derivative Financial Instruments, Maturity Years			10 years 10 months 24 days
Derivative Financial Instruments, Forward Starting			100.00%

[1]	Amounts presented are limited in total to the net amount of assets or liabilities presented in the condensed consolidated balance sheets by instrument. Excess cash collateral or financial assets that are pledged to counterparties may exceed the financial liabilities subject to Master Arrangements or similar agreements, or counterparties may have pledged excess cash collateral to the Company that exceed the corresponding financial assets. These excess amounts are excluded from the tables above.